Prepaids And Deposits	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Prepaids and deposits
6.	Prepaids and deposits

	As at December 31, 2021	As at December 31, 2020

Prepaid expenses	$ 5,234,416	$ 432,039

Security deposits	3,345,611	1,293,272

Lease deposits (Notes 11 and 25)	767,369	940,760

	9,347,396	2,666,071

Less: current portion of prepaids and deposits	(8,640,286)	(1,887,035)

	$ 707,110	$ 779,036

7.	Prepaids and deposits

	As at December 31
	2020	2019
Lease deposits (Notes 24 and 27(a))	$940,760	$—
Security deposits	1,293,272	26,312
Prepaid expenses	432,039	56,341

	2,666,071	82,653
Less: current portion of prepaids and deposits	(1,887,035)	(82,653)

Deposits	$779,036	$—